RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 9 - RELATED PARTY TRANSACTIONS

Due from related parties

On April 25, 2015, Sanhe entered into a loan agreement with Xiangtian Kelitai, Yanjiao Branch, a division of LuckSky Group, which is owned by Zhou Deng Rong, former CEO and Sanhe’s former general manager and former majority shareholder of the Company, with a total amount of $507,917 (RMB3,150,000). The loan is unsecured and matures on December 31, 2015. If the loan is not fully repaid on the maturity date, Sanhe will be entitled to receive an interest at 5% per annum. As of April 30, 2015, the outstanding principal on the loan was $403,109.

Due to related parties

On July 25, 2014, prior to the Acquisition, Sanhe and Luck Sky Shen Zhen and Sanhe’s shareholders entered into a series of VIE Agreements, pursuant to which Sanhe became Luck Sky Shen Zhen’s contractually controlled affiliate. The VIE Agreements include the Framework Agreement on Business Cooperation, the Exclusive Management, Consulting and Training and Technical Services Agreement, the Exclusive Option Agreement, the Equity Pledge Agreement, the Know-How Sub-License Agreement and the Power-of-Attorney. The purpose and effect of the VIE Agreements is to provide Luck Sky Shen Zhen (the Company’s indirect wholly-owned subsidiary) with all of the management and control of Sanhe and all of its net income. While Luck Sky Shen Zhen does not actually own at present any of the equity and shares in Sanhe, the purpose and effect of the VIE Agreements is to instill in Luck Sky Shen Zhen total management and voting control of Sanhe for all material purposes. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government.

On July 25, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe. The Company agreed to issue to Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of the Company’s common stock, representing 45.7% of the issued and outstanding shares of common stock.

On July 25, 2014, Luck Sky Shen Zhen obtained an exclusive, worldwide, royalty free license from Zhou Deng Rong and Zhou Jian (his son) and a second exclusive, worldwide royalty free license from LuckSky Group to an aggregate of 48 Chinese patents and related know how and trade secrets, including the technology underlying 13 patent applications (the “Technology”). The Technology represents all of the patents, patent applications and related know how and trade secrets owned by the licensors with respect to PV installations and the air energy storage power generation technology as applied to commercial and residential buildings, but not wind towers.

On July 25, 2014, Luck Sky Shen Zhen granted Sanhe an exclusive sublicense with respect to the use of the Technology for commercial and residential buildings, but not for other uses, including wind towers, vehicles and trains, which sublicense also provides for a royalty payment to Luck Sky Shen Zhen equal of five percent of Sanhe’s revenues. The royalty payment was deferred.

In May 2014, Sanhe entered into an agreement with Kelitai, to purchase some of Keizai’s fixed assets for the use in its own production. The total amount for the fixed assets and inventory was $1,261,872 (RMB 7,844,300). The outstanding amount due to related party – Kelitai - was $0 and $1,235,667 as of April 30, 2015 and July 31, 2014.

On April 1, 2014, LuckSky Group loaned Sanhe $483,830 (RMB 3,000,000). The loan was interest free, and would have matured on December 31, 2014. In July 2014, Sanhe paid RMB 2,000,000 to LuckSky Group. The outstanding balance of RMB 1,000,000 was fully paid in August 2014.

Prior to the incorporation of Sanhe, Kelitai Air Powered Machinery Co., Ltd. (“Kelitai”), a subsidiary of LuckSky Group, an entity owned by Zhou Deng Rong, our former CEO and Sanhe’s former general manager and former majority shareholder of the Company, executed various purchase agreements (the “Agreements”) with Beijing Hengruier Machinery Company Limited (“Hengruier”) and made certain prepayments on behalf of the Company. On July 15, 2013, Kelitai, Hengruier and the Company executed a tripartite agreement to transfer the rights and obligations of the Agreements to the Company. As of April 30, 2015, Kelitai has paid $1,242,198 on behalf of the Company as prepayments to Hengruier. The outstanding amounts for the transactions with Hengruier due to related party-Kelitai were $0 and $1,242,198 as of April 30, 2015 and July 31, 2014.

On September 15, 2013, the Company entered into an agreement to acquire HK Shares, a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. Prior to the acquisition, HK Shares was majority owned (approximately 41%) by Mr. Zhou Deng Hua who is the brother of the former CEO of the Company and a director of the Company. On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares in exchange for 250,000,000 shares of HK Shares subscribed at $0.001 per share for a total amount of $250,000.At the completion of the acquisition, HK Shares was merged into the Company.

HK Shares was formed in September 24, 2013 and issued 250,000,000 shares at $0.001 to 24 shareholders for a total of $250,000. The shares subscribed were to be paid up within two years from the date of subscription. On the date of the merger acquisition HK Shares had no operations other than the subscription receivable; and accordingly, the transaction was accounted for as an acquisition from related party.

On May 30, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian, the sole shareholder of Luck Sky HK, a Hong Kong corporation, pursuant to which it purchased 100% of the issued and outstanding shares of common stock of Luck Sky HK. The Company paid Zhou Jian a purchase price in the amount of HKD $10,000.00 (approximately USD$1,289.98) in cash which is equal to amount of its registered capital.  Zhou Jian, a director of the Company, is also the son of the former CEO of the Company, and a nephew of Mr. Zhou Deng Hua (a director and shareholder of the Company), as a result, the acquisition was accounted for as an acquisition from an entity under common control and the asset was recorded at Luck Sky HK’s historical cost.

On July 18, 2013, Sanhe borrowed $1,242,198 (RMB 7,722,000) pursuant to a loan agreement with Xiangtian Kelitai, Yanjiao Branch, a division of LuckSky Group, which is owned by Zhou Deng Rong. The loan is interest free, and matures on December 31, 2014. Of the principal amount of this loan, RMB 5,233,000 was initially paid by LuckSky Group to a third party supplier to purchase equipment that was later transferred to Sanhe. The remaining loan was used to purchase equipment necessary for producing components of compressed air energy storage power generators. This loan was paid off as of April 30, 2015.

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province. LuckSky Group is owned by Zhou Deng Rong, our former CEO and Zhou Jian, our General Manager and Chairman of the Board. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $113,492 (RMB 697,248) per year and the dormitory is leased for a rent of $21,095 (RMB 129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. As of April 30, 2015 and July 31, 2014, the rental fee accrued but unpaid under the leases from LuckSky Group were $133,324 and $33,253, respectively.

On April 28, 2012, Zhou Jian obtained the right of usage of 44.3 acres agricultural land where our principal office, factory and dormitory are located for 18 years and 8 months, starting May 1, 2012. The annual price paid for such usage rights is $5,617 (RMB 34,510). On May 1, 2012, Zhou Jian signed a commitment letter that allowed Xiangtian Kelitai, Yanjiao Branch, a division of LuckSky Group to use this agricultural land. LuckSky Group constructed the buildings on such agricultural land. In the event we are unable to use our principal factory and office space as a result of this usage issue, the lease provides that LuckSky Group will use every effort to complete and perfect the ownership and usage rights, or provide Sanhe with equivalent space.

Sanhe also leases a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited, which is owned by Zhou Deng Rong. A portion of this facility is currently used by Sanhe to demonstrate its products but the facility is primarily intended as a backup to the first facility in Sanhe City and/or for expansion. The factory and office are 4,748.96 square meters. The rent paid by Sanhe for the factory and the office is RMB1,306,500 per year. The lease provides that after 30 years, Sanhe will obtain ownership of the property for no additional payment. As of April 30, 2015 and July 31, 2014, the rental fee accrued but unpaid under the leases from Sanhe Dong Yi were $172,611 and $52,542, respectively.

From time to time, Mr. Zhou Deng Rong prepaid some expenses for the company. As of April 30, 2015 and July 31, 3014, amounts due to related parties were as follows:

	April 30, 2015	July 31, 2014
Rental fees:
LuckSky Group	133,324	33,253
Sanhe Dong Yi (Capital lease interest payable)	$172,611	$52,542

Purchase Fixed assets:
Kelitai	$-	$1,235,667

Borrowings:
LuckSky Group	-	1,242,198
Sanhe Dong Yi	$-	$160,865

Prepaid expenses on behalf of the company:
Kelitai	-	1,510
Zhou Deng Rong	556,992	354,112

Total	$862,927	$3,080,147

 Due to Shareholders

Since inception to April 2014, the Company’s shareholders have paid several employees’ salaries on behalf of the Company. As of April 30, 2015 and July 31, 2014, the amount due to shareholders was $18,978 and $18,934, respectively.

Due to Directors

From time to time, the Company receives advances from its directors. As of April 30, 2015 and July 31, 2014, the Company received $417,776 and $430,928, respectively. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.

NOTE 8- RELATED PARTY TRANSACTIONS

Since inception, Sanhe rented an office from Sanhe Dong Yi Glass Machine Company Limited (“Sanhe Dong Yi”), a Company owned by Zhou Deng Rong, our former general manager and former majority shareholder of the Company. The rental period was from June 15, 2013 to June 14, 2014, and the full rent amount of $3,965 (RMB 12,000) was paid in advance. The Company also paid $1,487 (RMB 9,000) to Sanhe Dong Yi to purchase several articles of furniture and computer equipment for its operation purpose in September 2014.

Prior to the incorporation of Sanhe, Kelitai Air Powered Machinery Co., Ltd. (“Kelitai”), a subsidiary of LuckSky Group, an entity owned by Zhou Deng Rong, former general manager and former majority shareholder of the Company, executed various purchase agreements (the “Agreements”) with Beijing Hengruier Machinery Company Limited (“Hengruier”) and made certain prepayments on behalf of the Company. On July 15, 2013, Kelitai, Hengruier and the Company executed a tripartite agreement to transfer the rights and obligations of the Agreements to the Company. As of July 31, 2014, Kelitai has paid $1,242,198 on behalf of the Company as prepayments to Hengruier. The outstanding amounts due to related parties were $1,242,198 (RMB 7,722,000) as of July 31, 2014. These amounts were unsecured, non-interest bearing, and due on demand.

On September 15, 2013, the Company entered into an agreement to acquire HK Shares, a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. Prior to the acquisition, HK Shares was majority owned (approximately 41%) by Mr. Zhou Deng Hua who is the brother of the former CEO of the Company and a director of the Company. On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares in exchange for 250,000,000 shares of HK Shares subscribed at $0.001 per share for a total amount of $250,000.At the completion of the acquisition, HK Shares was merged into the Company.

HK Shares was formed in September 24, 2013 and issued 250,000,000 shares at $0.001 to 24 shareholders for a total of $250,000. The shares subscribed were to be paid up within two years from the date of subscription. On the date of the merger acquisition HK Shares had no operations other than the subscription receivable; and accordingly, the transaction was accounted for as an acquisition from related party.

On May 30, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian, the sole shareholder of Luck Sky HK, a Hong Kong corporation, pursuant to which it purchased 100% of the issued and outstanding shares of common stock of Luck Sky HK. The Company paid Zhou Jian a purchase price in the amount of HKD $10,000.00 (approximately USD$1,289.98) in cash which is equal to amount of its registered capital.  Zhou Jian, a director of the Company, is also the son of the former CEO of the Company, and a nephew of Mr. Zhou Deng Hua (a director and shareholder of the Company), as a result, the acquisition was accounted for as an acquisition from an entity under common control and the asset was recorded at Luck Sky HK’s historical cost.

In May 2014, Sanhe entered into an agreement with Kelitai, to purchase some of Keizai’s fixed assets for the use in its own production. The total amount for the fixed assets and inventory was $1,261,872 (RMB 7,844,300) and Sanhe paid $47,265 (RMB 162,900) for equipment and $21,000 (RMB 130,919) for inventory. The outstanding amount due to related party – Kelitai - was $1,235,667 (RMB 7,681,400) as of July 31, 2014. The amount was unsecured, non-interest bearing, and due on demand.

On July 25, 2014, Luck Sky Shen Zhen obtained an exclusive, worldwide, royalty free license from Zhou Deng Rong and Zhou Jian (his son) and a second exclusive, worldwide royalty free license from LuckSky Group to an aggregate of 48 Chinese patents and related know how and trade secrets, including the technology underlying 13 patent applications (the “Technology”). The Technology represents all of the patents, patent applications and related know how and trade secrets owned by the licensors with respect to PV installations and the air energy storage power generation technology as applied to commercial and residential buildings, but not wind towers. On July 25, 2014, Luck Sky Shen Zhen granted Sanhe an exclusive sublicense with respect to the use of the Technology for commercial and residential buildings, but not for other uses, including wind towers, vehicles and trains, which sublicense also provides for a royalty payment to Luck Sky Shen Zhen equal of five percent of Sanhe’s revenues.

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province. LuckSky Group is owned by Zhou Deng Rong, our former CEO and Zhou Jian, our General Manager and Chairman of the Board. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $113,492 (RMB 697,248) per year and the dormitory is leased for a rent of $21,095 (RMB 129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. LuckSky Group is in the process of obtaining the land use approval and ownership certificate of the leased building.

On April 28, 2012, Zhou Jian obtained the right of usage of 44.3 acres agricultural land where our principal office, factory and dormitory are located for 18 years and 8 months, starting May 1, 2012. The annual price paid for such usage rights is $5,617 (RMB 34,510). On May 1, 2012, Zhou Jian signed a commitment letter that allowed XiangtianKelitai, Yanjiao Branch, a division of LuckSky Group to use this agricultural land. LuckSky Group constructed the buildings on such agricultural land. In the event we are unable to use our principal factory and office space as a result of this usage issue, the lease provides that LuckSky Group will use every effort to complete and perfect the ownership and usage rights, or provide Sanhe with equivalent space.

Sanhe also leases a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited, which is owned by Zhou Deng Rong. A portion of this facility is currently used by Sanhe to demonstrate its products but the facility is primarily intended as a backup to the first facility in Sanhe City and/or for expansion. The factory and office are 4,748.96 square meters. The rent paid by Sanhe for the factory and the office is RMB1,306,500 per year. The lease provides that after 30 years, Sanhe will obtain ownership of the property for no additional payment. As of July 31, 2014, the rental fee accrued but unpaid under the leases from LuckSky Group and Sanhe Dong Yi were $85,795.

On July 25, 2014, prior to the Acquisition, Sanhe and LuckSky Shen Zhen and Sanhe’s shareholders entered into a series of VIE Agreements, pursuant to which Sanhe became LuckSky Shen Zhen’s contractually controlled affiliate. The VIE Agreements include the Framework Agreement on Business Cooperation, the Exclusive Management, Consulting and Training and Technical Services Agreement, the Exclusive Option Agreement, the Equity Pledge Agreement, the Know-How Sub-License Agreement and the Power-of-Attorney. The purpose and effect of the VIE Agreements is to provide LuckSky Shen Zhen (the Company’s indirect wholly-owned subsidiary) with all of the management and control of Sanhe and all of its net income. While LuckSky Shen Zhen does not actually own at present any of the equity and shares in Sanhe, the purpose and effect of the VIE Agreements is to instill in LuckSky Shen Zhen total management and voting control of Sanhe for all material purposes. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government.

On July 25, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe. The Company agreed to issue to Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of the Company’s common stock, representing 45.7% of the issued and outstanding shares of common stock.

Since inception, the Company’s shareholders have paid several employees’ salaries on behalf of the Company. As of July 31, 2014, the amount due to shareholders was $18,934. The Company promised to pay this debt once we have sufficient cash flow.

From time to time, the Company receives advances from its directors. During the years ended July 31, 2014 and 2013, the Company received $430,928 and $8,999, respectively. While amounts due to related parties amounted to $3,080,147 and $97,110 for the years ended July 31, 2014 and 2013, respectively. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.